Trade Accounts Receivable, Net (Details) - Schedule of Unbilled Receivables of Subsidiaries - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unbilled Receivables of Subsidiaries [Line Items]
Unbilled receivables	S/ 718,408	S/ 584,217
Cumbra Peru S.A. [Member]
Schedule of Unbilled Receivables of Subsidiaries [Line Items]
Unbilled receivables	683,927	533,389
Cumbra Ingenieria S.A. [Member]
Schedule of Unbilled Receivables of Subsidiaries [Line Items]
Unbilled receivables	20,655	38,922
Unna Transporte S.A.C. [Member]
Schedule of Unbilled Receivables of Subsidiaries [Line Items]
Unbilled receivables	6,560	6,192
Unna Energia S.A. [Member]
Schedule of Unbilled Receivables of Subsidiaries [Line Items]
Unbilled receivables	7,183	5,617
Others [Member]
Schedule of Unbilled Receivables of Subsidiaries [Line Items]
Unbilled receivables	S/ 83	S/ 97